Trade and other receivables - Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	€ 15,524	€ 7,087
Receivables from divestments	8	21
Receivables from joint ventures in exploration and production activities	1,888	2,293
Other receivables	1,430	1,525
Total trade and other current receivables	€ 18,850	€ 10,926